UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08897

SPARROW FUNDS

(Exact Name of Registrant as Specified in Charter)

211 N. Broadway, Ste. 2080, St. Louis, MO  63102

 (Address of Principal Executive Offices, Zip Code)

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147
 (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (314) 725-6161

Date of fiscal year end:  08/31

Date of reporting period: 5/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	May 31, 2018 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 100.00%

Biological Products (No Diagnostic Substances) - 0.72%
3,450	Acceleron Pharma, Inc. *	122,613

Business Services - 0.85%
730	Alibaba Group Holding LTD. *	144,547

Cable & Other Pay Television Services- 0.67%
3,050	Roku, Inc. *	114,253

Computer Communications Equipment - 1.03%
700	Arista Networks, Inc.*	176,092

Commercial Printing - 0.82%
2,015	Multi Color Corp.	139,841

Computer Peripheral Equipment, NEC - 0.22%
4,420	Mitek systems, Inc.*	38,233

Computer Storage Devices - 0.91%
7,230	Pure Storage, Inc. Class A*	155,156

Crude Petroleum & Natural Gas - 1.82%
8,290	Centennial Resources Development, Inc. *	145,904
12,700	SRC Energy, Inc. *	164,338
		310,242
Electromedical & Electrotherapeutic - 2.75%
5,250	Axogen, Inc. *	257,775
5,000	Cutera, Inc. *	210,000
		467,775
Finance Services - 1.44%
3,450	Green Dot Corp. *	245,882

Fire, Marine & Casualty Insurance - 0.92%
2,965	Kinsale Capital Group, Inc. *	157,026

Hospital & Medical Service Plans - 1.00%
5,350	Trupanion, Inc.*	169,970

Hotels and Motels - 1.81%
6,800	El Dorado Resorts Inc.*	307,360

In Vitro & In Vivo Diagnostic Substances- 0.92%
7,100	Immunomdics, Inc. *	156,626

Industrial Instruments for Measurement - 0.92%
1,400	MKS Instruments, Inc.	157,080

Insurance Agents Brokers & Services - 0.68%
3,640	Health Insurance Innovations, Inc. *	116,116

Laboratory Analytical Instruments - 0.58%
4,865	Accelerant Diagnostics, Inc. *	99,246

Loan Brokers - 1.32%
870	LendingTree, Inc. *	225,243

Medicinal Chemicals & Botanical Products - 1.06%
6,370	Canopy Growth Corp. *	180,717

Motor Vehicles & Passanger Car Bodies - 0.78%
465	Tesla, Inc. *	132,399

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.54%
790	Align Technology, Inc. *	262,241

Pharmaceutical Preparations- 12.02%
3,575	Acadia Pharmaceuticals, Inc. *	64,708
3,165	Adamas Pharmaceuticals, Inc. *	90,646
5,380	Amicus Therapeutics, Inc. *	90,922
1,640	Ani Pharmaceuticals, Inc. *	103,796
2,310	Clovis Oncology, Inc. *	108,478
5,890	Collegium Pharmaceutical, Inc. *	133,232
9,570	Corcept Therapeutics, Inc. *	177,045
4,620	Cytomx Therapeutics, Inc. *	118,595
5,540	Heron Therapeutics, Inc. *	180,604
9,030	Karyopharm Therapeutics, Inc. *	167,777
5,680	PTC Therapeutics, Inc. *	192,552

1,710	Sarepta Therapeutics, Inc. *	160,484
2,230	Tesaro, Inc. *	102,067
2,955	Ultragenyx Pharmaceutical, Inc. *	216,306
905	Vertex Pharmaceuticals, Inc. *	139,370
		2,046,581
Pharmaceuticals - 0.97%
2,345	Intercept Pharmaceuticas, Inc. *	164,642

Retail-Auto Dealers & Gasoline Stations - 1.12%
6,585	Carvana Co.*	189,977

Retail-Catalog & Mail-Order Houses - 4.58%
405	Amazon.com, Inc.*	659,996
1,305	Wayfair, Inc.*	120,517
		780,513
Semiconductors & Related Devices - 1.29%
870	NVIDA Corporation	219,405

Services - Advertising - 0.90%
10,130	ANGI Homeservices, Inc. *	152,558

Services-Business Services, NEC - 12.42%
2,550	GrubHub Inc.*	273,386
1,265	Healthquity, Inc.*	94,002
880	Mastercard, Inc.	167,306
5,680	PayPal Holdings, Inc.*	466,158
1,051	Stamps.com, Inc. *	263,591
7,445	Tabula Rasa Healthcare, Inc.*	406,125
1,320	Total System Serv Inc.	112,451
1,275	Visa, Inc.	166,668
2,820	Zillow Group, Inc. *	164,237
		2,113,922
Services-Commercial Physical & Biological - 2.54%
3,075	Exact Sciences Corp.*	183,086
5,950	Exelixis, Inc.*	123,344
1,480	PRA Health Sciences, Inc. *	125,652
		432,081
Services-Computer Processing & Data Prep - 3.79%
4,070	CarGurus, Inc. *	134,961
1,240	Proofpoint, Inc. *	144,944
2,930	RingCentral, Inc. *	221,948

1,100	Workday, Inc. *	144,056
		645,908
Services-Computer Programming, Data Processing- 4.69%
2,125	Facebook, Inc.*	407,533
5,250	SNAP, Inc. Class A *	59,798
2,045	The Trade Desk, Inc. *	174,909
1,795	Wix.com Ltd.*	156,075
		798,314
Services-Hospitals - 0.79%
1,470	Magellan Heath Services, Inc.*	134,432

Services-Medical Laboratories - 1.26%
2,170	Foundation Medicine, Inc. *	215,156

Services-Offices & Clinics of Doctors of Medicine - 1.02%
3,425	Teladoc, Inc.*	174,333

Services-Prepackaged Software - 18.48%
2,280	2U, Inc.*	216,144
780	Adobe Systems, Inc.*	194,438
2,020	Alteryx, Inc. *	68,720
3,300	AppFolio, Inc.*	195,360
3,590	Blackline, Inc. *	149,416
3,340	Coupa Software, Inc. *	178,289
5,300	Evolent Health, Inc.*	108,385
7,025	Hortonworths, Inc. *	124,905
1,440	Hubspot, Inc. *	174,528
3,850	Instructure, Inc.*	165,550
1,290	New Relic, Inc. *	131,051
3,810	Okta, Inc. *	214,160
1,665	Paycom Software, Inc.*	175,608
1,745	Paylocity Holding Corp.*	104,264
925	Salesforce.com, Inc. *	119,630
1,025	ServiceNow, Inc*	182,050
1,390	Shopify, Inc.*	205,845
4,875	Square, Inc. *	283,969
1,370	Take-Two Interactive Software, Inc.*	153,550
		3,145,862

Services-Specialty Outpatient Facilities - 1.00%
4,020	BioTelemetry, Inc. *	169,845

Services-Video Tape Rental - 4.11%
1,990	Netflix, Inc. *	699,684

Surety Insurance - 0.39%
3,960	NMI Holdings, Inc. *	65,934

Surgical & Medical Instruments & Apparatus - 5.27%
810	ABIOMED*	308,723
2,725	iRythm Technologies, Inc.*	207,182
5,800	Novocure Ltd.*	182,410
4,010	Tactile Systems Technology, Inc. *	199,016
		897,331
Trucking (No Local)- 0.59%
2,470	Knight-Swift Transportation Hondings, Inc.	100,480

TOTAL FOR COMMON STOCKS (Cost $11,555,004) - 100.00%		$ 17,025,614

MONEY MARKET FUND - 0.99%
168,588	Fidelity Institutional Mm Fds Govt Class - 1.74%	$ 168,588

TOTAL FOR MONEY MARKET FUND (Cost 168,588) - 0.99%		$ 168,588

TOTAL INVESTMENTS (Cost $11,723,592) - 100.99% ***		$ 17,194,202

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.99%)		(168,171)

NET ASSETS - 100.00%		$ 17,026,031

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at May 31, 2018.

*** At May 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,723,592 amounted to $5,470,610, which consisted of aggregate gross unrealized appreciation of $5,849,026 and aggregate gross unrealized depreciation of $378,416.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund

1. SECURITY TRANSACTIONS

At May 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,723,592 amounted to $5,470,610, which consisted of aggregate gross unrealized appreciation of $5,849,026 and aggregate gross unrealized depreciation of $378,416.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$17,025,614	$0	$0	$17,025,614
Money Market	$168,588	$0	$0	$168,588
Total	$17,194,202	$0	$0	$17,194,202

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	7/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	7/30/2018